Commerce Short Term Government Fund
Commerce Short-Term Government Fund – Summary
Investment Objective
The investment objective of the Fund is to seek current income with preservation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commerce Short Term Government Fund Short-Term Government Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commerce Short Term Government Fund Short-Term Government Fund
Management Fees		0.48%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.83%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%
[1]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.68% of the Fund's average daily net assets through March 1, 2015. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Commerce Short Term Government Fund Short-Term Government Fund	69	250	446	1,011

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Security Types:  Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury bills, notes, bonds and inflation-protected obligations) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). The Fund may also purchase other mortgage-backed securities, which are sold by private issuers. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.
  The Fund invests primarily in securities rated investment grade (AAA, AA, A, BBB or an equivalent rating) by one of the major credit rating agencies (Standard & Poor's, Moody's and Fitch) that has assigned a rating to the security or, if unrated, deemed to be investment-grade quality by the Adviser.
  Maturity Distribution:  Emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities that have average lives or remaining maturities of five years or less.
  Actively manages maturities to take advantage of changes in interest rates. The dollar-weighted average maturity of the Fund's investments will not exceed three years.

Principal Risks
U.S. Government Securities Risk:  Most of the securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government. The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Mortgage-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  The market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

Interest Rate Risk:  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Credit Risk:  Credit risk is the risk that an issuer or guarantor of a fixed-income security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Inflation Protected Security Risk:  The value of inflation protected securities, such as U.S. Treasury inflation protected public obligations, commonly known as “TIPS,” generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Liquidity Risk:  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR

Best Quarter* Q4 ‘08 +2.64% Worst Quarter* Q2 ‘04 –1.66% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns For the periods ended December 31, 2013
Average Annual Total Returns Commerce Short Term Government Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Short-Term Government Fund		(0.35%)	2.65%	3.08%	4.54%	Dec. 12, 1994
Short-Term Government Fund Returns After Taxes on Distributions		(1.33%)	1.60%	1.81%	2.77%	Dec. 12, 1994
Short-Term Government Fund Returns After Taxes on Distributions and Sale of Shares		(0.20%)	1.66%	1.91%	2.80%	Dec. 12, 1994
Citigroup 1-5 Year Treasury/ Government Sponsored Index	[1]	(0.07%)	1.70%	3.17%	4.89%
[1]	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.